Components of Income (Loss) From Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
United States	$ (1,375)	$ 5,368			$ 10,585	$ (29,602)	$ (5,864)
Foreign	(4,234)	88			581	177	6
Income (loss) before provision for income taxes	$ (5,609)	$ 5,456	$ (26,898)	$ 6,000	$ 11,166	$ (29,425)	$ (5,858)